SUBSEQUENT EVENTS (Details Narrative)	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Market Offerings [Member]
Statement [Line Items]
Issued of common shares at market sale	2,363,600
Proceeds from market sales under prospectus supplement | $	$ 1,633
Stock options [Member]
Statement [Line Items]
Stock options granted	150,000
Description of options vested	vested in stages over a 12-month period with no more than 1/4 of the options vesting in any three-month period from the date of the grant
Exercise Price Per Share | $ / shares	$ 1.12
Restricted Share Units [Member]
Statement [Line Items]
Restricted Share Units Granted	69,320
Description of RSUs vested	vested at the rate of 1/3 annually for a period of three years from the date of grant, until fully vested